DoubleLine Selective Credit Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Asset Backed Obligations - 0.1%
541,331	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10	% (a)(b)	01/14/2026	531,048

Total Asset Backed Obligations (Cost $541,330)					531,048

Collateralized Loan Obligations - 0.3%
1,000,000	Barings Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%, 0.00% Floor)	10.69	% (b)	10/20/2030	843,450
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%, 0.00% Floor)	11.23	% (b)	07/15/2029	838,778

Total Collateralized Loan Obligations (Cost $1,980,000)					1,682,228

Non-Agency Commercial Mortgage Backed Obligations - 0.5%
381,000	20 Times Square Trust, Series 2018-20TS-G	3.10	% (a)(b)	05/15/2035	307,173
195,450	BB-UBS Trust, Series 2012-TFT-TE	3.56	% (a)(b)(c)	06/05/2030	147,812
224,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(b)	02/10/2048	196,397
155,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (b)	02/10/2049	84,607
194,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR19-C	4.70	% (a)	08/10/2047	182,221
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.85%, 2.60% Floor)	7.02	% (b)	07/05/2033	311,835
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.36	% (a)(b)	07/05/2033	302,501
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.36	% (a)(b)	07/05/2033	299,080
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.47	% (a)	10/15/2047	231,369
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	315,916
409,901	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.48%, 3.18% Floor)	7.70	% (b)	11/11/2034	384,189

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,124,659)					2,763,100

Non-Agency Residential Collateralized Mortgage Obligations - 91.7%
3,827,019	Adjustable Rate Mortgage Trust, Series 2005-10-5A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.00% Cap)	4.54%		01/25/2036	3,368,847
1,750,000	AMSR Trust, Series 2020-SFR2-C	2.53	% (b)	07/17/2037	1,584,438
6,000,000	AMSR Trust, Series 2020-SFR4-E2	2.46	% (b)	11/17/2037	5,238,268
7,750,000	AMSR Trust, Series 2020-SFR4-F	2.86	% (b)	11/17/2037	6,730,413
291,457	Angel Oak Mortgage Trust LLC, Series 2019-4-A3	3.30	% (a)(b)	07/26/2049	289,635
4,500,000	Angel Oak Mortgage Trust LLC, Series 2021-5-M1	2.39	% (a)(b)	07/25/2066	2,629,282
7,539,000	Arroyo Mortgage Trust, Series 2019-3-M1	4.20	% (a)(b)	10/25/2048	5,946,549
4,758,362	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE1-M3 (1 Month LIBOR USD + 5.25%, 5.25% Floor)	9.57%		01/15/2033	4,366,130
9,500,000	Asset-Backed Pass-Through Certificates, Series 2005-R4-M6 (1 Month LIBOR USD + 1.01%, 1.01% Floor)	5.39%		07/25/2035	8,067,967
1,037,625	Banc of America Funding Trust, Series 2006-2-2A11	5.50%		03/25/2036	858,713
945,308	Banc of America Funding Trust, Series 2007-1-TA8	6.35%		01/25/2037	821,320

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,351,746	Banc of America Funding Trust, Series 2014-R8-A2 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	4.63	% (b)	06/26/2036	2,797,389
1,276,160	Banc of America Mortgage Trust, Series 2006-3-1A10	6.00%		10/25/2036	1,034,653
11,168,058	BCAP LLC Trust, Series 2012-RR4-6A2	3.60	% (a)(b)	11/26/2035	6,577,136
4,162,184	BCAP LLC Trust, Series 2013-RR2-6A2	3.46	% (a)(b)	06/26/2037	3,206,673
2,516,460	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	3.29	% (a)	07/25/2036	2,148,944
2,696,713	Bear Stearns ALT-A Trust, Series 2005-10-23A1	3.74	% (a)	01/25/2036	2,449,793
1,631,688	Bear Stearns ALT-A Trust, Series 2006-4-31A1	3.65	% (a)	07/25/2036	1,080,208
1,074,059	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.75%		12/25/2036	1,050,763
6,327,863	Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1-12A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	4.53%		10/25/2036	9,138,040
450,821	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1 (1 Month LIBOR USD + 0.46%, 0.46% Floor)	4.85%		04/25/2036	453,783
8,576,550	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (b)(i)	04/01/2069	8,114,042
5,173,783	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	4.53%		12/25/2036	4,921,745
1,666,676	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	736,180
3,697,976	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	1,682,102
325,697	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	170,140
87,281	CHL Mortgage Pass-Through Trust, Series 2006-10-1A11	5.85%		05/25/2036	41,713
1,966,964	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17 (-1 x 1 Month LIBOR USD + 5.65%, 0.00% Floor, 5.65% Cap)	1.26	% (d)(f)	09/25/2036	170,672
1,966,964	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.25% Cap)	4.99%		09/25/2036	578,634
513,226	CHL Mortgage Pass-Through Trust, Series 2006-17-A6	6.00%		12/25/2036	235,224
1,215,971	CHL Mortgage Pass-Through Trust, Series 2006-19-1A7	6.00%		01/25/2037	634,995
1,599,917	CHL Mortgage Pass-Through Trust, Series 2006-9-A2	6.00%		05/25/2036	807,576
5,881,917	CHL Mortgage Pass-Through Trust, Series 2007-15-1A29	6.25%		09/25/2037	3,722,075
5,308,094	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	2,808,603
448,511	CHL Mortgage Pass-Through Trust, Series 2007-4-1A10	6.00%		05/25/2037	215,482
314,552	CHL Mortgage Pass-Through Trust, Series 2007-8-1A5	5.44%		01/25/2038	141,795
3,474,357	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.42	% (a)	03/25/2037	2,958,106
603,161	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	573,401
365,661	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.31	% (a)	08/25/2047	320,504
1,102,248	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	3.33	% (a)(b)	04/25/2036	679,608
2,439,881	Citigroup Mortgage Loan Trust, Inc., Series 2021-JL1-A	2.75	% (a)(b)	02/27/2062	2,210,003
3,888,322	Citigroup Mortgage Loan Trust, Series 2009-10-2A2	7.00	% (a)(b)	12/25/2035	2,831,817
9,125,309	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (b)	10/25/2058	7,572,035
8,948,574	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50	% (a)(b)	08/25/2064	7,868,473
1,040,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00	% (a)(b)	08/25/2064	801,216
874,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50	% (a)(b)	08/25/2064	671,043
738,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75	% (a)(b)	08/25/2064	546,273
1,940,103	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	7.30	% (a)(b)	08/25/2064	1,416,342
975,380	CitiMortgage Alternative Loan Trust, Series 2006-A1-1A6	6.00%		04/25/2036	879,557
3,836,670	CitiMortgage Alternative Loan Trust, Series 2006-A2-A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	4.99%		05/25/2036	3,399,482
4,225,095	CitiMortgage Alternative Loan Trust, Series 2006-A2-A6 (-1 x 1 Month LIBOR USD + 5.40%, 0.00% Floor, 5.40% Cap)	1.01	% (d)(f)	05/25/2036	175,300

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,709,297	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.10% Cap)	4.89%		05/25/2037	5,705,485
6,709,297	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 5.60%, 0.00% Floor, 5.60% Cap)	1.21	% (d)(f)	05/25/2037	243,073
1,970,976	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	1,684,601
1,343,191	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	1,148,079
1,841,292	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	1,604,873
1,781,486	Countrywide Alternative Loan Trust, Series 2004-27CB-A6	5.50%		12/25/2034	1,554,207
859,543	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	601,511
2,111,632	Countrywide Alternative Loan Trust, Series 2005-4-1A3	5.75%		04/25/2035	1,523,108
1,126,977	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	811,861
3,413,626	Countrywide Alternative Loan Trust, Series 2005-55CB-2A1	5.50%		11/25/2035	2,141,018
2,246,647	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	1,608,382
168,052	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	159,035
2,811,561	Countrywide Alternative Loan Trust, Series 2005-79CB-A1 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	4.94%		01/25/2036	1,466,514
2,811,561	Countrywide Alternative Loan Trust, Series 2005-79CB-A2 (-1 x 1 Month LIBOR USD + 4.95%, 0.00% Floor, 4.95% Cap)	0.56	% (d)(f)	01/25/2036	146,482
6,540,748	Countrywide Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	3,414,933
1,168,059	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	661,069
11,070,220	Countrywide Alternative Loan Trust, Series 2006-31CB-A4	6.00%		11/25/2036	6,809,831
2,487,015	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	1,411,558
949,376	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	523,971
2,958,559	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	1,527,108
1,638,984	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	832,781
950,788	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	459,781
1,029,688	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	654,537
2,835,553	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	1,802,462
951,687	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	530,133
775,098	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	414,105
12,004,478	Countrywide Alternative Loan Trust, Series 2007-16CB-3A1	6.75%		08/25/2037	3,208,354
4,341,782	Countrywide Alternative Loan Trust, Series 2007-2CB-2A9	5.75%		03/25/2037	2,377,313
3,644,733	Countrywide Alternative Loan Trust, Series 2007-4CB-1A9	5.75%		04/25/2037	3,058,139
4,206,519	Countrywide Alternative Loan Trust, Series 2007-OA8-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	4.75%		06/25/2047	3,374,996
8,911,843	Countrywide Asset Backed Certificates, Series 2006-25-M1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	4.64%		06/25/2047	6,892,904
1,054,981	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	902,416
800,298	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	259,504
3,800,000	Credit Suisse Mortgage-Backed Trust, Series 2020-AFC1-M1	2.84	% (a)(b)	02/25/2050	2,907,176
4,202,014	Credit Suisse Mortgage-Backed Trust, Series 2022-JR1-A1	4.27	% (b)(i)	10/25/2066	4,016,437
742,612	CSMC Mortgage-Backed Trust, Series 2006-6-1A10	6.00%		07/25/2036	397,708
3,701,566	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	2,169,127
393,926	CSMC Mortgage-Backed Trust, Series 2008-2R-1A1	6.00	% (b)(c)	07/25/2037	304,620
2,335,056	CSMC Trust, Series 2009-9R-10A2	5.50	% (b)	12/26/2035	1,401,040
12,559,357	CSMC Trust, Series 2020-RPL1-PT1	3.35	% (a)(b)	10/25/2069	9,986,856

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,791,512	CSMC Trust, Series 2021-JR1-A1	2.47	% (a)(b)	09/27/2066	1,711,632
2,590,134	CSMC Trust, Series 2021-JR2-A1	2.22	% (a)(b)	11/25/2061	2,458,256
619,202	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	526,060
215,115	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (a)	10/25/2036	188,092
593,627	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	4.44	% (a)(b)	09/26/2036	533,501
4,735,000	Ellington Financial Mortgage Trust, Series 2019-2-B1	4.07	% (a)(b)	11/25/2059	3,691,343
543,426	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A3	5.50%		11/25/2035	288,617
1,764,255	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A8	6.00%		06/25/2037	734,073
1,898,423	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	818,783
129,964	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	64,299
3,000,000	FirstKey Homes Trust, Series 2020-SFR1-F1	3.64	% (b)	08/17/2037	2,708,268
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97	% (b)	10/19/2037	8,334,965
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67	% (b)	10/19/2037	8,388,873
10,000,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (a)(b)	07/25/2026	8,148,765
10,161,558	Fremont Home Loan Trust, Series 2006-D-2A4 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	4.61%		11/25/2036	3,791,331
2,150,000	FWD Securitization Trust, Series 2019-INV1-M1	3.48	% (a)(b)	06/25/2049	1,673,834
4,427,406	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	3.45%		10/25/2045	3,466,615
8,089,845	GSAMP Trust, Series 2007-NC1-A1 (1 Month LIBOR USD + 0.13%, 0.13% Floor)	4.52%		12/25/2046	4,363,213
285,925	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	150,237
1,614,262	GSR Mortgage Loan Trust, Series 2006-9F-5A2 (-1 x 1 Month LIBOR USD + 6.55%, 0.00% Floor, 6.55% Cap)	2.16	% (d)(f)	10/25/2036	226,097
1,614,262	GSR Mortgage Loan Trust, Series 2006-9F-5A3 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	4.84%		10/25/2036	632,602
773,796	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	517,744
1,697,627	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	968,149
4,457,469	Harborview Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	4.76%		02/19/2046	3,714,927
3,739,343	Harborview Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 2.00%, 0.00% Floor, 10.50% Cap)	5.39%		10/25/2037	3,133,623
3,689,721	Home Partners of America Trust, Series 2019-2-C	3.02	% (b)	10/19/2039	3,116,951
3,926,217	Home Partners of America Trust, Series 2019-2-D	3.12	% (b)	10/19/2039	3,274,632
7,390,527	Home Partners of America Trust, Series 2019-2-E	3.32	% (b)	10/19/2039	6,107,854
2,115,671	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	1,083,890
3,505,128	IndyMac IMSC Mortgage Loan Trust, Series 2007-AR1-3A1	3.32	% (a)	06/25/2037	2,874,598
1,839,136	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	6.46%		12/25/2036	1,745,484
2,383,332	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00	% (a)(b)	11/25/2036	1,389,858
360,435	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	196,118
1,326,520	JP Morgan Mortgage Trust, Series 2006-A5-3A2	3.55	% (a)	08/25/2036	1,094,153
1,899,465	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	832,660
935,091	Lavender Trust, Series 2010-R11A-A4	1.51	% (a)(b)	10/26/2036	426,061
11,345,133	Legacy Mortgage Asset Trust, Series 2019-GS7-A2	7.50	% (b)(i)	11/25/2059	10,668,714

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,078,873	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	% (b)	06/25/2058	10,168,232
5,000,000	Legacy Mortgage Asset Trust, Series 2020-SL1-M	3.25	% (a)(b)	01/25/2060	4,602,509
1,724,171	Lehman Mortgage Trust, Series 2006-17-1A4A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	4.73%		08/25/2046	1,512,050
852,368	Lehman Mortgage Trust, Series 2007-1-1A2	5.75%		02/25/2037	813,556
1,395,709	Lehman Mortgage Trust, Series 2007-1-2A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	4.59	% (b)	06/25/2037	991,403
5,443,590	Lehman Mortgage Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	4.62	% (b)	06/25/2037	3,869,184
3,000,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (a)(b)	02/25/2026	2,672,084
6,849,006	Long Beach Mortgage Loan Trust, Series 2006-2-2A4 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	4.97%		03/25/2046	2,533,198
4,660,793	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-3A2	3.06	% (a)	07/25/2035	1,809,343
1,016,379	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%		09/25/2034	936,818
16,005,923	MASTR Asset Backed Securities Trust, Series 2006-WMC3-A1 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	4.66%		08/25/2036	6,221,422
1,353,947	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	542,073
1,028,554	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	458,382
4,600,000	MFA Trust, Series 2021-NQM2-M1	2.37	% (a)(b)	11/25/2064	2,581,456
3,654,285	Morgan Stanley Mortgage Loan Trust, Series 2005-10-4A1	5.50%		12/25/2035	2,267,025
690,911	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	312,668
2,300,000	New Residential Mortgage Loan Trust, Series 2019-NQM4-B1	3.74	% (a)(b)	09/25/2059	1,787,127
4,500,000	NMLT Trust, Series 2021-INV2-B1	3.32	% (a)(b)	08/25/2056	2,632,552
3,191,577	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (a)	01/25/2036	984,288
819,960	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00	% (i)	03/25/2047	756,888
6,950,495	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor)	4.93%		07/25/2036	2,824,720
2,601,705	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 3.70%, 2.70% Floor)	8.09	% (b)	11/27/2031	2,497,954
1,812,346	PMT Credit Risk Transfer Trust, Series 2021-1R-A (1 Month LIBOR USD + 2.90%, 2.90% Floor)	7.29	% (b)	02/27/2024	1,737,859
10,000,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	7.39	% (b)	03/25/2026	9,721,088
387,644	PR Mortgage Loan Trust, Series 2014-1-APT	5.87	% (a)(b)	10/25/2049	350,542
2,802,164	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (b)(i)	07/25/2051	2,543,614
4,063,157	Pretium Mortgage Credit Partners LLC, Series 2021-RN3-A1	1.84	% (b)(i)	09/25/2051	3,641,440
2,212,547	PRPM LLC, Series 2020-4-A1	2.95	% (b)(i)	10/25/2025	2,141,695
4,089,147	PRPM LLC, Series 2021-2-A1	2.12	% (a)(b)	03/25/2026	3,784,335
9,800,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(b)	03/25/2026	8,436,163
4,544,641	PRPM LLC, Series 2021-6-A1	1.79	% (b)(i)	07/25/2026	4,125,571
5,987,000	PRPM LLC, Series 2021-6-A2	3.47	% (b)(i)	07/25/2026	4,983,648
3,186,857	PRPM LLC, Series 2021-7-A1	1.87	% (b)(i)	08/25/2026	2,904,748
483,158	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	433,148
15,336,140	Renaissance Home Equity Loan Trust, Series 2006-2-AF2	5.76	% (i)	08/25/2036	6,174,238
9,024,934	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81	% (i)	11/25/2036	3,508,755
1,308,801	Residential Accredit Loans, Inc., Series 2005-QS12-A3	5.50%		08/25/2035	1,102,147
970,820	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	781,149
371,227	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	176,330

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,792,496	Residential Accredit Loans, Inc., Series 2006-QS12-2A12 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 7.50% Cap)	4.59%		09/25/2036	1,266,875
1,792,496	Residential Accredit Loans, Inc., Series 2006-QS12-2A13	3.00	% (d)(e)	09/25/2036	197,840
2,062,069	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	1,764,708
2,202,264	Residential Accredit Loans, Inc., Series 2006-QS3-1A14	6.00%		03/25/2036	1,839,389
704,776	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	559,274
646,575	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	496,421
4,915,243	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 0.00% Floor, 5.45% Cap)	1.06	% (d)(f)	01/25/2037	271,968
4,915,243	Residential Accredit Loans, Inc., Series 2007-QS1-1A5 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	4.94%		01/25/2037	3,436,202
365,970	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	283,283
4,138,011	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	1,641,806
941,522	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	619,516
63,575	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	4.88	% (a)	08/25/2036	58,294
9,683,552	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	4.93%		03/25/2036	8,625,314
183,826	Sequoia Mortgage Trust, Series 2013-9-AP	0.00	% (b)(g)	07/25/2043	129,830
1,507,661	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49	% (a)(b)	04/25/2065	1,386,833
2,440,053	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17-5A1	3.78	% (a)	08/25/2035	1,426,581
1,290,036	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.26	% (a)	12/25/2035	1,142,119
853,164	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	3.55	% (a)	10/25/2037	681,517
2,905,318	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 10.50% Cap)	4.75%		07/25/2046	2,381,505
3,025,509	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	4.77%		07/25/2046	2,261,203
4,581,512	Structured Asset Mortgage Investments Trust, Series 2006-AR7-A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	4.81%		08/25/2036	3,609,912
3,949,687	Structured Asset Mortgage Investments Trust, Series 2007-AR3-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	4.58%		09/25/2047	3,445,970
4,500,000	Structured Asset Securities Corporation, Series 2007-BC4-M1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	4.89%		11/25/2037	3,282,527
14,054,415	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	4.58	% (b)	03/25/2037	11,512,247
4,300,000	TVC Mortgage Trust, Series 2020-RTL1-A2	3.97	% (b)(i)	09/25/2024	4,174,959
3,827,802	VCAT LLC, Series 2021-NPL5-A1	1.87	% (b)(i)	08/25/2051	3,373,439
3,926,739	VCAT LLC, Series 2021-NPL6-A1	1.92	% (b)(i)	09/25/2051	3,439,103
1,034,326	Velocity Commercial Capital Loan Trust, Series 2019-1-M6	6.79	% (a)(b)	03/25/2049	800,548
437,648	Velocity Commercial Capital Loan Trust, Series 2019-2-M5	4.93	% (a)(b)	07/25/2049	371,688
1,887,685	Velocity Commercial Capital Loan Trust, Series 2019-2-M6	6.30	% (a)(b)	07/25/2049	1,515,345
1,244,863	Velocity Commercial Capital Loan Trust, Series 2020-1-M6	5.69	% (a)(b)	02/25/2050	1,039,867
1,639,787	Velocity Commercial Capital Loan Trust, Series 2021-1-M3	2.57	% (a)(b)	05/25/2051	1,231,284
4,006,589	Velocity Commercial Capital Loan Trust, Series 2021-1-M4	2.85	% (a)(b)	05/25/2051	2,937,202
3,782,366	Velocity Commercial Capital Loan Trust, Series 2021-2-M4	3.08	% (a)(b)	08/25/2051	2,699,130

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,200,000	Verus Securitization Trust, Series 2020-1-B1	3.62	% (a)(b)	01/25/2060	1,564,057
4,048,412	Verus Securitization Trust, Series 2020-4-A1	1.50	% (b)(i)	05/25/2065	3,627,597
6,685,000	Verus Securitization Trust, Series 2021-6-B1	4.05	% (a)(b)	10/25/2066	4,096,009
2,073,000	Verus Securitization Trust, Series 2021-R2-B1	3.25	% (a)(b)	02/25/2064	1,510,592
4,261,532	VOLT LLC, Series 2021-NPL6-A1	2.24	% (b)(i)	04/25/2051	3,770,529
967,187	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-10-2A8	6.00%		11/25/2035	902,767
2,651,290	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB6	6.00%		07/25/2036	1,817,504
6,214,410	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	3.01%		09/25/2046	5,041,494
10,353,064	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18-1A1	2.71	% (a)	01/25/2037	8,887,757
1,899,451	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A6	6.00%		04/25/2037	1,522,687
107,067	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-4-1A1	5.50%		06/25/2037	97,624
7,238,901	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7-3A1	3.52	% (a)	07/25/2037	6,573,492
528,549	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	422,540
439,936	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	2.88	% (a)	04/25/2036	410,757
2,446,079	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	2,053,303

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $663,698,657)					528,988,852

Short Term Investments - 7.7%
14,746,852	First American Government Obligations Fund - Class U	4.10	% (h)		14,746,852
14,746,852	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (h)		14,746,852
14,746,852	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (h)		14,746,852

Total Short Term Investments (Cost $44,240,556)					44,240,556

Total Investments - 100.3% (Cost $713,585,202)					578,205,784
Liabilities in Excess of Other Assets - (0.3)%					(1,744,175)

NET ASSETS - 100.0%					$576,461,609

(a)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)	Value determined using significant unobservable inputs.

(d)	Interest only security

(e)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(f)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)	Principal only security

(h)	Seven-day yield as of period end

(i)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	91.7%
Short Term Investments	7.7%
Non-Agency Commercial Mortgage Backed Obligations	0.5%
Collateralized Loan Obligations	0.3%
Asset Backed Obligations	0.1%
Other Assets and Liabilities	(0.3)%

100.0%

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Adviser or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long-term total return.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category
Investments in Securities
Level 1
Money Market Funds	$44,240,556

Total Level 1	44,240,556
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	528,684,232
Non-Agency Commercial Mortgage Backed Obligations	2,615,288
Collateralized Loan Obligations	1,682,228
Asset Backed Obligations	531,048

Total Level 2	533,512,796
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	304,620
Non-Agency Commercial Mortgage Backed Obligations	147,812

Total Level 3	452,432

Total	$578,205,784

See the Schedule of Investments for further disaggregation of investment categories.